SUBSEQUENT EVENTS (Details Narrative) - USD ($)						1 Months Ended	2 Months Ended	5 Months Ended	9 Months Ended		12 Months Ended
	Oct. 17, 2016	Oct. 07, 2016	Jun. 07, 2016	Feb. 16, 2016	Feb. 01, 2016	Nov. 23, 2016	Nov. 23, 2016	Oct. 17, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 12, 2016	May 12, 2016
Number of shares issued									5,000,000
Gross proceeds from common stock									$ 330,000	$ 883,050
Common stock, par value (in dollars per share)									$ 0.0001		$ 0.0001
Number of common stock returned									4,975,000		4,975,000
Notes payable									$ 172,328		$ 103,320
Warrant [Member]
Number of common stock exercisable											6,219,200
QPAGOS Corporation - Wholly Owned Subsidiary [Member]
Percentage of ownership interest									100.00%
Common stock, par value (in dollars per share)									$ 0.0001
Percentage of outstanding shares									91.00%		91.00%
QPAGOS Corporation - Wholly Owned Subsidiary [Member] | Warrant [Member]
Common stock, par value (in dollars per share)											$ 0.0001
Number of common stock exercisable									6,219,200		6,219,200
Consulting Agreements [Member]
Common stock, par value (in dollars per share)				$ 0.395
Subsequent Event [Member] | Mr. Gaston Pereira [Member] | 6% Notes Payable Due On March 15, 2017 [Member]
Face amount									$ 100,000
Issuance date									Sep. 15, 2016
Notes payable									$ 10,000			$ 20,000
Description of interest rate term									Due and payable 6 months from the effective date.
Subsequent Event [Member] | Warrant [Member]
Number of common stock exercisable													6,219,200
Subsequent Event [Member] | QPAGOS Corporation - Wholly Owned Subsidiary [Member]
Percentage of outstanding shares													91.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Number of shares issued								500,000
Gross proceeds from common stock								$ 375,000
Subsequent Event [Member] | Consulting Agreements [Member]
Stock received for services				$ 5,145,000
Stock received for services pre merger				$ 2,572,500
Common stock, par value (in dollars per share)				$ 0.395
Common stock, par value pre merger (in dollars per share)				$ 0.79
Subsequent Event [Member] | Consulting Agreements [Member] | Delaware corporation and Yogipay Corporation [Member]
Stock received for services					3,000,000
Percentage of ownership interest					15.00%
Subsequent Event [Member] | Merger Agreement [Member]
Number of common stock returned			4,975,000
Subsequent Event [Member] | Investor [Member] | Securities Purchase Agreement [Member]
Number of shares issued	60,000	60,000
Gross proceeds from common stock	$ 45,000	$ 45,000
Subsequent Event [Member] | 10% Five Unsecured Promissory Note Payable Due between February 13, 2017 and November 23, 2017 [Member] | Investor [Member]
Gross proceeds from common stock						$ 225,000
Debt maturity start date						Feb. 13, 2017
Debt maturity end date						Nov. 23, 2017
Subsequent Event [Member] | 10% Six Unsecured Promissory Note Payable Due between February 13, 2017 and November 23, 2017 [Member] | Investor [Member]
Gross proceeds from common stock							$ 275,000
Debt maturity start date							Feb. 13, 2017
Debt maturity end date							Nov. 23, 2017